Share-based awards and other equity instruments - RSUs activity (Details) - RSUs	12 Months Ended
Dec. 31, 2018 $ / shares shares
RSUs
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	57,806
Vested (in shares) | shares	0
Cancelled (in shares) | shares	0
Ending balance (in shares) | shares	57,806
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in EUR per share) | $ / shares	$ 0.00
Granted (in EUR per share) | $ / shares	3.88
Vested (in EUR per share) | $ / shares	0.00
Cancelled (in EUR per share) | $ / shares	0.00
Ending balance (in EUR per share) | $ / shares	$ 3.88
Granted, remaining contractual life	7 years
Ending balance, remaining contractual life	7 years